Other Current and Long-term Liabilities	12 Months Ended
Dec. 31, 2014
Other Current and Long-term Liabilities
Other Current and Long-term Liabilities

10. Other Current and Long-term Liabilities

        Other current liabilities consisted of the following as at December 31 (in thousands):

	2014	2013
Fair value of swaps	$51,022	$109,431
Other current liabilities	1,480	5,267

Total	$52,502	$114,698

        As of December 31, 2014 and December 31, 2013, other current liabilities mainly consist of $0.7 million and $4.9 million, respectively, in relation to deferred fees accrued in accordance with the Bank Agreement (refer to Note 12, Long-Term Debt), and are recorded at amortized cost.

        Other long-term liabilities consisted of the following at December 31 (in thousands):

	2014	2013
Fair value of swaps	$2,398	$59,077
Other long-term liabilities	11,310	9,103

Total	$13,708	$68,180

        In respect to the fair value of swaps, refer to Note 15a, Financial Instruments—Cash Flow Interest Rate Swap Hedges.